Consolidated Balance Sheets - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CURRENT ASSETS:
Cash and cash equivalents	$ 67,464	$ 57,595
Trade receivables	155	100
Prepayments and other assets	1,103	788
Inventories	799	834
Due from related party	883	878
Total current assets	70,404	60,195
FIXED ASSETS, NET:
Vessels, net	977,298	1,007,617
Total fixed assets, net	977,298	1,007,617
OTHER NON CURRENT ASSETS:
Restricted cash	0	25,000
Due from related party	1,350	1,350
Above-market acquired time charter contract	5,267	12,514
Total assets	1,054,319	1,106,676
CURRENT LIABILITIES:
Current portion of long-term debt, net of unamortized deferred financing fees of $2,145 and $812, respectively	2,655	31,688
Trade payables	4,497	3,058
Due to related party, current	72	302
Accrued liabilities	4,051	3,750
Unearned revenue	11,623	14,258
Total current liabilities	22,898	53,056
NON-CURRENT LIABILITIES:
Deferred revenue	1,405	1,036
Long-term debt, net of current portion and unamortized deferred financing fees of $11,102 and $5,252, respectively	711,698	684,748
Total non-current liabilities	713,103	685,784
Commitments and contingencies
PARTNERS' EQUITY:
Common unitholders (unlimited authorized; 35,490,000 units issued and outstanding as at December 31, 2017 and 20,505,000 units issued and outstanding as at December 31, 2016)	245,055	302,952
Preferred unitholders (3,450,000 authorized; 3,000,000 Series A Preferred Units issued and outstanding as at December 31, 2017 and 2016)	73,216	73,216
Subordinated unitholders (None issued and outstanding as at December 31, 2017 and 14,985,000 units issued and outstanding as at December 31, 2016)	0	(8,429)
General Partner (35,526 units issued and outstanding as at December 31, 2017 and 2016)	47	97
Total partners' equity	318,318	367,836
Total liabilities and partners' equity	$ 1,054,319	$ 1,106,676